TAXATION - Unrecognised Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 2,690	$ 3,553	$ 3,174
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	6	1,011	108
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	20	155	1,037
Between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	184	396	191
Later than five years and not later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	1,087	1,041	1,035
Later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 1,393	$ 950	$ 803